INVENTORIES	3 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2016	June 30, 2016
Raw Materials	$467,276	$520,490
Work-In-Progress	299,666	383,889
Finished Goods	225,530	229,072
Total Inventories	$992,472	$1,133,451